FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report for the six month period ending:    /  /  (a)

                 or fiscal year ending:  12/31/06(b)

Is this a transition report?:  (Y/N)                      N

Is this an amendment to a previous filing? (Y/N)          N

Those items or sub-items with a box"_" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:  Principal Life Insurance Co.
                           Separate Account B
     B.  File Number:      811-2091
     C.  Telephone Number  515-248-3842

2.   A.  Street:           The Principal Financial Group
     B.  City:             Des Moines
     C.  State:            IA
     D.  Zip Code:         50392
         Zip Ext.          2080
     E.  Foreign Country

3.   Is this the first filing on this form by Registrant? (Y/N)                N
4.   Is this the last filing on this form by Registrant? (Y/N)                 N
5.   Is Registrant a small Business investment Company(SBIC)? (Y/N)            N
     [If answer is "y" (yes), complete only items 89 through 110.]
6.   Is registrant a unit investment trust (UIT)? (Y/N)                        Y
     (If answer is "y" (Yes complete only items 111 through 132.]
7.   A.  Is Registrant a series or multiple portfolio company? (Y/N)           N
     B. How many separate series or portfolios did Registrant have at the end of the period.


125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
     principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
     ($000's omitted).................................................    $4,502

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security show, the aggregate total assets at market value as of a date or near the end of the current period of each such group of series and the total income distriubtions made by each group of series during the current period (excluding distributions of realized gains, if any):


                                                      Total          Total
                                     Number of       Assets         Income
                                     Series          ($000's     Distributions
                                     Investing       omitted)   ($000's omitted)
                                     ---------       --------   ----------------
A.  U.S. Treasury direct issue.....  _________       ________   ________________

B.  U.S. Government Agency.........  _________       ________   ________________

C.  State and municipal tax-free....  _________      ________   ________________

D.  Public Utility Debt............  _________       ________   ________________

E.  Brokers or dealers debt or debt
    of brokers' or dealer's parent.  _________       ________   ________________

F.  All other corporate intermed.
    & long-term debt...............  _________       ________   ________________

G.  All other corporate short-term
    debt..........................   _________       ________   ________________

H.  Equity securities of brokers or
    dealers or parents of brokers
    or dealers.....................  _________       ________   ________________

I.  Investment company equity
    securities.....................  ____1____      4,486,929   ________________

J.  All other equity securities....  _________       ________   ________________

K.  Other securities...............  _________       ________   ________________

L.  Total assets of all series
    or registrant..................  _________       ________   ________________



131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)......................  $51,918


This report is signed on behalf of the registrant (or depositor or trustee) in the city of Des Moines and State of Iowa on the 1st day of March 2007.

Principal Life Insurance Company
Separate Account B

By:  /s/ Sarah J. Pitts
     -----------------------------------
     Sarah J. Pitts, Counsel
       Principal Life Insurance Company

Witness:

/s/ Joyce N. Hoffman
----------------------------------------
Joyce N. Hoffman, Senior Vice President
  and Corporate Secretary
  Principal Life Insurance Company